Other Intangible Assets, net and Goodwill (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 2,318,048	$ 2,318,048	$ 2,308,208	$ 2,286,085		$ 2,308,208		$ 2,318,048	$ 2,286,085	$ 2,286,085	$ 2,268,610
Finite-lived intangible assets, Accumulated Amortization	(630,015)	(630,015)	(592,010)	(495,914)		(592,010)		(630,015)	(495,914)	(495,914)	(278,573)
Finite-Lived Intangible Assets, Net, Total	1,688,033	1,688,033	1,716,198	1,790,171		1,716,198		1,688,033	1,790,171	1,790,171	1,990,037
Indefinite-lived intangible, Gross	2,486,361	2,486,361	2,476,531	2,454,434		2,476,531		2,486,361	2,454,434	2,454,434	2,438,660
Indefinite-lived intangible, Net, Total	1,856,346	1,856,346		1,958,520				1,856,346	1,958,520	1,958,520
Amortization expense		41,656	40,932	57,186	$ 57,541	97,038	$ 114,672	138,694	171,858	$ 227,803	221,466
Remaining Weighted-Average Amortization Period (in Years)										13 years 10 months 24 days
Minimum [Member]
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)										2 years
Maximum [Member]
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)										20 years
Trade names
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible, Gross	168,313	168,313	168,323	168,349		168,323		168,313	168,349	$ 168,349	170,050
Indefinite-lived intangible, Net, Total	168,313	168,313	168,323	168,349		168,323		168,313	168,349	168,349	170,050
Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	288,026	288,026	290,984	291,503		290,984		288,026	291,503	291,503	299,886
Finite-lived intangible assets, Accumulated Amortization	(184,626)	(184,626)	(184,761)	(164,611)		(184,761)		(184,626)	(164,611)	(164,611)	(95,606)
Finite-Lived Intangible Assets, Net, Total	103,400	103,400	106,223	126,892		106,223		103,400	126,892	$ 126,892	204,280
Increase (decrease) in Finite lived intangible assets	1,000
Remaining Weighted-Average Amortization Period (in Years)										10 years 7 months 6 days
Databases and content
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	1,721,623	1,721,623	1,724,802	1,725,878		1,724,802		1,721,623	1,725,878	$ 1,725,878	1,733,304
Finite-lived intangible assets, Accumulated Amortization	(311,458)	(311,458)	(285,550)	(233,733)		(285,550)		(311,458)	(233,733)	(233,733)	(130,271)
Finite-Lived Intangible Assets, Net, Total	1,410,165	1,410,165	1,439,252	1,492,145		1,439,252		1,410,165	1,492,145	$ 1,492,145	1,603,033
Remaining Weighted-Average Amortization Period (in Years)										14 years 10 months 24 days
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	308,399	308,399	292,422	268,704		292,422		308,399	268,704	$ 268,704	235,420
Finite-lived intangible assets, Accumulated Amortization	(133,931)	(133,931)	(121,699)	(97,570)		(121,699)		(133,931)	(97,570)	(97,570)	(52,696)
Finite-Lived Intangible Assets, Net, Total	174,468	$ 174,468	$ 170,723	$ 171,134		$ 170,723		$ 174,468	$ 171,134	$ 171,134	$ 182,724
Increase (decrease) in Finite lived intangible assets	$ 2,500
Remaining Weighted-Average Amortization Period (in Years)										4 years 10 months 24 days